Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and prepaid revenues
Schedule of accrued expenses and prepaid revenues

Skr mn	Dec 31, 2022	Dec 31, 2021
Interest expenses accrued	4,110	1,793
Other accrued expenses and prepaid revenues	62	82
Total	4,172	1,875